Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Account Receivable, Net

	December 31, 2018	December 31, 2017	December 31, 2016
Accounts receivable	$25,100	$12,810	$20,933
Less: Provision for doubtful accounts	—	—	—
Accounts receivable, net	$25,100	$12,810	$20,933